UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3150

BMC FUND, INC.
(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)
LENOIR, NC 28645
(Address of principal executive offices) (Zip code)

CAROL FRYE
BMC FUND, INC.
P. O. BOX 500
LENOIR, NC 28645
(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2007

Date of reporting period: April 30, 2007

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

Six Months Ended April 30, 2007

BMC FUND, INC.

BMC FUND, INC.
DIRECTORS AND OFFICERS

DIRECTORS
James T. Broyhill	Winston-Salem, North Carolina
Paul H. Broyhill	Lenoir, North Carolina
William E. Cooper	Dallas, Texas
Jan E. Gordon	Palm Harbor, Florida
Allene B. Heilman	Clearwater, Florida
Gene A. Hoots	Charlotte, North Carolina
Brent B. Kincaid	Lenoir, North Carolina
Michael G. Landry	Fort Lauderdale, Florida
John S. Little	Naples, Florida
L. Glenn Orr, Jr.	Winston-Salem, North Carolina

OFFICERS

Paul H. Broyhill	Chairman and Chief Executive Officer
M. Hunt Broyhill	President
Michael G. Landry	Vice President and Chief Investment Officer
Boyd C. Wilson, Jr.	Vice President and Chief Financial Officer
Gene Hendricks	Vice President and Chief Compliance Officer
Carol Frye	Secretary and Treasurer

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2007, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (“RIC”) on April 1, 1981. During the six months ended April 30, 2007, the Fund paid the following dividends per share:

December 10, 2006 to shareholders of record November 25, 2006	$1.55
March 10, 2007 to shareholders of record February 25, 2007	.25

Total	$1.80

Schedule I is a listing of the entire Fund’s diversified securities at April 30, 2007, with a total market value of $155,653,875.

Paul H. Broyhill, Chief Executive Officer

M. Hunt Broyhill, President

Michael G. Landry, Vice President

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2007

ASSETS AT MARKET VALUE:
Investment securities (cost - $119,370,075)	$155,653,875
Investments in affiliates - wholly owned subsidiaries (equity value $15,034,243)	13,383,164
Cash and short-term investments	31,788
Receivables, accrued interest and dividends	150,471
Receivable from broker	1,840,428
Receivable from hedge fund liquidation	9,515
Other assets	57,595

Total assets	171,126,836

LIABILITIES:
Accounts payable and accrued expenses	112,797

Total liabilities	112,797

NET ASSETS AT APRIL 30, 2007 - EQUIVALENT TO $34.67 PER
SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$171,014,039

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares;
outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	92,939,370
Undistributed net investment income	10,098,091
Realized gain on investments	3,482,738
Undistributed nontaxable gain	5,194,714
Unrealized appreciation of investments	34,632,721

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$171,014,039

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended April 30, 2007

INVESTMENT INCOME:
Income:
Interest - fixed income	$116,823
Other interest and dividends	2,297,027
Equity in earnings of wholly-owned subsidiaries	279,732

Total income	2,693,582

Expenses:
Legal and professional fees	60,185
Directors' fees (Note 3)	23,000
Interest expense	46,680
Investment expense	41,203
Salaries	336,466
Property and liability insurance	32,658
Depreciation expense	1,373
Taxes and licenses	49,942
Rent	9,600
Office supplies and expense	26,412
Dues and subscriptions	24,695
Travel and entertainment	44,334

Total expenses	696,548

Investment income, net	1,997,034

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investment securities sold	3,482,738
Change in unrealized appreciation of investments for the period	8,914,235

Net gain on investments	12,396,973

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$14,394,007

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
Six Months Ended April 30, 2007 and 2006

	2007	2006

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,997,034	$3,505,860
Net realized gain on investments	3,482,738	6,605,516
Change in unrealized appreciation	8,914,235	5,668,181

Net increase in net assets resulting from operations	14,394,007	15,779,557

Distributions to shareholders from:
Net realized gain on investment securities	-	(7,519,823)
Net investment income	(8,879,906)	(3,728,058)

TOTAL INCREASE IN NET ASSETS	5,514,101	4,531,676

NET ASSETS AT BEGINNING OF PERIOD	165,499,938	162,027,098

NET ASSETS AT END OF PERIOD (Including
undistributed net investment income:
2007 - $10,098,091; 2006 - $13,575,052)	$171,014,039	$166,558,774

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2007

1.	SIGNIFICANT ACCOUNTING POLICIES

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A.
Investment Valuations - The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the securities existed, and these differences could be material.

The carrying value of the investments in wholly owned subsidiaries is based on an independent appraisal of the fair market value of the subsidiaries. Equity in earnings of the wholly owned subsidiaries in the statement of operations represents the current year earnings of the subsidiaries accounted for using the equity method.

The carrying value of the investment in real estate is based on an independent appraisal of the fair market value of the real estate.

B.
Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. The aggregate dollar amount of purchases and sales of investment securities, other than government securities and short-term debt securities having maturities of one year or less, for the six months ended April 30, 2007 was $58,731,470.

C.
Income Taxes - No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2007

1.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.	Dividend Policy - It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

E.
Cash and Short-Term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

F.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.	LINE OF CREDIT

On September 25, 2000 (modified on October 20, 2000 and renewed July 21, 2005), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $10,000,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings will be at the LIBOR market index rate plus 125 basis points. No commitment fee is charged on any unused balance. As of April 30, 2007, the Company had no borrowings from this line of credit, which expires on July 31, 2007.

3.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 cash for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

4.	RELATED PARTIES

The Company owns two wholly-owned subsidiaries, P. B. Realty, Inc. and Broyhill Industries, Inc. As of April 30, 2007, the Company had borrowings of $3,500,000 from P. B. Realty, Inc. The interest rate is the LIBOR three month rate plus 125 basis points.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2007

4.	RELATED PARTIES (Continued)

The Company leases office space from Broyhill Investments, Inc. which is controlled by Paul H. Broyhill and M. Hunt Broyhill, both officers of BMC Fund, Inc. The expense associated with this related party lease amounted to $9,600 for the six months ended April 30, 2007 and $7,050 for the six months ended April 30, 2006. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Company. All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company. The outstanding payable related to these transactions at April 30, 2007 was $77,491.

5.	SUPPLEMENTAL PROXY INFORMATION AND 2007 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 24, 2007 at The Hyatt, Sarasota, Florida. The meeting was held for the following purposes:

1. To elect the following 10 directors to serve as follows:

Director	Term	Expiring

James T. Broyhill	1 year	2008
Paul H. Broyhill	1 year	2008
William E. Cooper	1 year	2008
Jan E. Gordon	1 year	2008
Allene B. Heilman	1 year	2008
Gene A. Hoots	1 year	2008
Brent B. Kincaid	1 year	2008
Michael G. Landry	1 year	2008
John S. Little	1 year	2008
L. Glenn Orr, Jr.	1 year	2008

2. To vote upon such other business as may come before the meeting.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2007

5.	SUPPLEMENTAL PROXY INFORMATION AND 2007 ANNUAL MEETING OF SHAREHOLDERS (Continued)

The results of the proxy solicitation on the above matters were as follows:

Director	Votes For	Votes Against	Votes Withheld	Abstentions

James T. Broyhill	4,895,439	0	37,842	0
Paul H. Broyhill	4,895,439	0	37,842	0
William E. Cooper	4,895,439	0	37,842	0
Jan E. Gordon	4,726,380	169,059	37,842	0
Allene B. Heilman	4,895,439	0	37,842	0
Gene A. Hoots	4,895,439	0	37,842	0
Brent B. Kincaid	4,895,439	0	37,842	0
Michael G. Landry	4,895,439	0	37,842	0
John S. Little	4,895,439	0	37,842	0
L. Glenn Orr, Jr.	4,895,439	0	37,842	0

There was no other business voted upon at the Annual Meeting of Shareholders.

SUPPLEMENTAL INFORMATION

Paul H. Broyhill, Chairman and Chief Executive Officer, Michael G. Landry, Vice President and Chief Investment Officer, M. Hunt Broyhill, President, Christopher R. Pavese, CFA, Managing Director, and Dan J. Wakin, Managing Director - Alternative Investments, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Paul Broyhill has had such responsibility since the inception of the Fund. Messrs. Landry and Hunt Broyhill have had such responsibility since 2001. Messrs. Landry and Hunt Broyhill have been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations. Mr. Wakin has had such responsibility since February 2006, and has served the Fund in other capacities since 1995.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Six Months April 30, 2007 (Unaudited), Years Ended October 31, 2006, 2005, 2004, and 2003, Seven Month Period Ended October 31, 2002, and Each of the Five Years in the Period Ended March 31, 2002

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the six months ended April 30, 2007 (Unaudited), the years ended October 31, 2006, 2005, 2004, and 2003, the seven month period ended October 31, 2002, and each of the five years in the period ended March 31, 2002. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

PER SHARE OPERATING PERFORMANCE	Six Months Ended April 30, 2007 (Unaudited)	2006	2005	2004	2003	Seven Months Ended October 31, 2002	2002	2001	2000	1999	1998

Net asset value, beginning of period	$33.55	$32.84	$30.94	$29.17	$25.46	$28.95	$29.44	$31.84	$29.01	$30.55	$29.33
Net investment income	0.41	1.06	0.88	0.82	0.95	0.59	1.13	1.31	2.11	1.04	1.26
Net gains (losses) on investments	2.51	2.43	2.48	2.08	3.76	(3.45)	(0.30)	(2.13)	2.11	(0.16)	1.95
Total from investment operations	2.92	3.49	3.36	2.90	4.71	(2.86)	0.83	(0.82)	4.22	0.88	3.21
Less distributions:
Dividends from net investment income	0.10	2.37	-	0.65	0.45	0.56	0.84	1.58	1.10	1.49	1.14
Distributions from capital gains	1.70	0.41	1.46	0.48	0.55	0.07	0.48	-	0.29	0.93	0.85
Total distributions	1.80	2.78	1.46	1.13	1.00	0.63	1.32	1.58	1.39	2.42	1.99
Net asset value, end of period	$34.67	$33.55	$32.84	$30.94	$29.17	$25.46	$28.95	$29.44	$31.84	$29.01	$30.55

Per share market value, end of period[1]	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00

TOTAL INVESTMENT RETURN[2]	22.44%	13.40%	12.95%	11.14%	18.12%	(18.85)%	*3.20%	(3.15)%	16.23%	3.38%	12.33%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$171,014	$165,500	$162,027	$152,623	$143,910	$125,596	$142,811	$145,221	$157,057	$143,092	$150,705
Ratio of expenses to average net assets[3]	0.83%	0.73%	0.60%	0.73%	0.73%	0.71%	*0.62%	0.49%	0.40%	0.32%	0.27%
Ratio of net investment income to
average net assets[3]	6.56%	3.20%	2.77%	2.70%	3.52%	3.78%	*3.91%	4.23%	6.99%	3.50%	4.18%
Portfolio turnover rate	18.93%	48.22%	57.54%	40.10%	52.51%	31.95%	67.18%	33.65%	94.21%	80.17%	26.98%

1Unaudited - Based on stock trades, which are very limited, during that year.
2Unaudited - Computed as follows: income from investment operations divided by per share market value.
3Average is computed on a quarterly basis.
*Annualized

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Unaudited)
April 30, 2007

	Coupon				Percent
	Interest	Maturity	Face	Market	of Net
Debt Issuer	Rate	Date	Amount	Value	Assets

FIXED INCOME:
OAKWOOD HOMES CORP	7.875%	3/1/2004	$1,000,000	$480,000
ENRON CORP[1]	6.750%	7/1/2005	300,000	-
GENERAL MOTORS ACCEPTANCE CORP	6.125%	1/22/2008	250,000	249,637
JP MORGAN CHASE & CO NIKKEI INDEX	0.000%	1/31/2008	3,000,000	3,519,693
UK TREASURY BOND	5.000%	3/7/2008	3,925,377	3,983,278
LEHMAN BROTHERS HLDGS EAFE INDEX	0.000%	9/29/2008	1,000,000	1,288,100
LEHMAN BROTHERS HLDGS NIKKEI INDEX	0.000%	11/15/2008	3,000,000	4,278,600
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	0.000%	3/11/2011	3,000,000	3,260,700
GENERAL MOTORS CORP	9.400%	7/15/2021	250,000	245,000
POTOMAC TRUST CAPITAL MM S	3.350%	2/4/2025	1,000,000	1,000,000

TOTAL INVESTMENTS IN FIXED INCOME			$16,725,377	18,305,008	10.70%

1   In default

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2007

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN GLOBAL INC FD COM	38,500.00	$500,945	$511,280
VAN KAMPEN SR INCM TR COM	50,000.00	409,877	445,500
VANGUARD LONG-TERM INV GRADE ADMIRAL SH	105,820.11	1,000,000	976,720
TOTAL BOND MUTUAL FUNDS		1,910,822	1,933,500	1.13%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2007

Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
U.S. LARGE CAP EQUITIES
Large Cap Blend
SELECTED AMERN SHS INC COM	5,108.99	$150,000	$245,896
SPDR TR UNIT SER 1	5,000.00	548,765	741,450
Total Large Cap Blend		698,765	987,346	0.58%

Large Cap Value
DODGE & COX STK FD COM	4,146.57	489,147	661,585
EATON VANCE TAX ADVT COM	13,100.00	292,238	385,926
GABELLI DIVIDEND & INCOME TR	12,000.00	229,293	266,280
GMO TR VALUE III	33,419.15	254,197	374,294
Total Large Cap Value		1,264,875	1,688,085	0.98%

TOTAL U. S. LARGE CAP EQUITIES		1,963,640	2,675,431	1.56%

U.S. SMALL/MID CAP EQUITIES
Mid Cap Blend
VANGUARD MID CAP VIPER	3,000.00	235,305	235,830
VANGUARD STRATEGIC EQUITY	16,920.62	306,714	433,676
Total Mid Cap Blend		542,019	669,506	0.39%

Mid Cap Growth
BRANDYWINE FD INC COM	10,053.62	225,000	365,550
VANGUARD CAPITAL OPPOR FUN	4,472.38	100,058	168,698
Total Mid Cap Growth		325,058	534,248	0.31%

Mid Cap Value
HANCOCK J PATRIOT SLCT COM	10,000.00	152,050	139,600
VANGUARD SELECTED VALUE FU	30,467.10	522,314	681,244
Total Mid Cap Value		674,364	820,844	0.48%

Small Cap Value
CORNERCAP SMALL CAP VALUE	9,354.54	100,000	116,277
VANGUARD SMALL CAP VALUE I	10,224.95	100,000	180,982
Total Small Cap Value		200,000	297,259	0.18%

TOTAL U.S. SMALL/MID CAP EQUITIES		1,741,441	2,321,857	1.36%

INTERNATIONAL EQUITIES
World Stock
POLARIS GLOBAL VALUE FUND	4,938.85	105,000	104,704	0.06%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2007

Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

Foreign Large Blend
ISHARES TR MSCI EAFE IDX	12,600.00	$520,186	$997,416
UMB SCOUT INTERNATIONAL FUND	5,625.88	200,000	200,619
VANGUARD INTL GROWTH FUND	10,944.15	553,811	894,903
Total Foreign Large Blend		1,273,997	2,092,938	1.22%

Foreign Large Value
GMO TR FOREIGN II	63,902.32	661,348	1,255,681
GMO TR INTL INTRINSIC VL I	19,384.40	362,936	718,192
ISHARES INC MSCI CDA INDEX	25,500.00	466,086	703,035
Total Foreign Large Value		1,490,370	2,676,908	1.57%

Foreign Small/Mid Value
TWEEDY BROWNE FD INC GLOBAL	19,958.23	453,541	677,781	0.40%

Diversified Emerging Markets
ISHARES TR MSCI EMERG MKT	9,000.00	393,810	1,087,560	0.64%

Diversified Asia Pacific
MORGAN S D WITTR ASIA COM	56,000.00	582,115	1,087,520	0.64%

European Stock
ISHARES INC MSCI UTD KINGDOM	13,700.00	248,982	340,445
NEW IRELAND FUND INC	16,379.00	188,388	589,153
SPAIN FD COM	25,200.00	214,302	444,024
SWISS HELVETIA FD INC COM	25,479.00	292,159	532,511
Total European Stock		943,831	1,906,133	1.11%

Japan Stock
ISHARES INC MSCI JAPAN	47,000.00	467,930	671,160
SPDR RUSSELL/NOMURA SMALL	2,000.00	107,348	103,500
VANGUARD PACIFIC STOCK IND	8,303.96	520,000	702,847
VANGUARD PACIFIC VIPERS	10,100.00	506,327	692,052
Total Japan Stock		1,601,605	2,169,559	1.27%

Asia Ex-Japan Stock
ISHARES INC MSCI AUSTRALIA	41,500.00	663,914	1,124,235
ISHARES INC MSCI SINGAPORE	151,500.00	1,063,650	1,928,595
MATTHEWS INTL FDS ASIAN GR	75,615.05	1,125,000	1,491,885
TAIWAN FD INC COM	26,200.00	282,381	471,600
Total Asia Ex-Japan Stock		3,134,945	5,016,315	2.93%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2007

Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

Latin American Stock
ISHARES INC MSCI MEXICO	4,000.00	$157,040	$221,360	0.13%

TOTAL INTERNATIONAL EQUITIES		10,136,254	17,040,778	9.97%

SPECIALTY FUNDS
Real Estate
FIDELITY INTERNATIONAL REAL ESTATE	11,514.57	200,000	199,432	0.12%

Natural Resources
ENERPLUS RES FD UNIT TR G	10,000.00	481,407	435,000
OIL SVC HOLDRS TR	4,000.00	535,334	626,200
PENGROWTH ENERGY TRUST	30,000.00	546,953	518,100
POWERSHARES ETF TRUST WATER	15,000.00	268,469	291,900
PROVIDENT ENERGY TRUST UNITS	20,000.00	228,130	235,600
Total Natural Resources		2,060,293	2,106,800	1.23%

Precious Metals
ISHARES COMEX GOLD TR ISHA	30,000.00	1,762,368	2,016,000
MARKET VECTORS ETF TR GOLD	30,000.00	1,064,646	1,186,719
Total Precious Metals		2,827,014	3,202,719	1.87%

Moderate Allocation
FPA FUNDS TR FPA CRESCENT	10,957.16	194,065	304,609	0.18%

TOTAL SPECIALTY FUNDS		5,281,372	5,813,560	3.40%

TOTAL STOCK MUTUAL FUNDS		19,122,707	27,851,626	16.29%

TOTAL INVESTMENT IN MUTUAL FUNDS		$21,033,529	29,785,126	17.42%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2007

		Market	Percent of
Company Name	Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
INSTITUTIONAL BENCHMARKS SERIES LLC:
- CONVERTIBLE HEDGE SERIES	$1,475,886	$1,838,592
- EVENT DRIVEN MULTI-STRATEGY SERIES	2,298,592	3,360,522
- MERGER ARBITRAGE SERIES	1,600,000	2,120,591
JMG CAPITAL PARTNERS LP	609,767	1,780,758
LMC COMPASS FUND LP	1,500,000	1,865,067
MARINER PARTNERS LP	750,000	1,612,008
RYE SELECT BROAD MARKET FUND LP	1,000,000	1,030,875
STARK INVESTMENTS LP	1,000,000	2,818,252
STARK STRUCTURED FINANCE ONSHORE FUND	1,000,000	1,172,125
WALNUT INVESTMENT PARTNERS	235,567	208,965
TOTAL LIMITED PARTNERSHIPS	11,469,812	17,807,755	10.41%

PUT OPTIONS:
BANKRATE PUT OPTION $50 EXP 11/17/2007	52,438	32,100
ISHARES RUSSELL 2000 PUT OPTION $95 EXP 08/18/2007	190,125	140,500
ISHARES TR FTSE PUT OPTION $110 EXP 05/19/2007	135,125	50,000
MCGRAW-HILL PUT OPTION $70 EXP 01/19/2008	16,625	11,800
MOODYS CORP PUT OPTION $80 EXP 01/19/2008	36,425	28,200
TOTAL PUT OPTIONS	430,738	262,600	0.15%

TOTAL OTHER INVESTMENTS	$11,900,550	18,070,355	10.56%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2007

Sectors and Industries	Shares Held	Company Name	Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables & Apparel	2,000.00	GARMIN LTD ORD	$98,643	$116,380
	170,600.00	HEAD N V NY REGISTRY SH	387,678	791,584
	2,500.00	UNDER ARMOUR, INC	106,262	126,250
			592,583	1,034,214	0.61%

Consumer Services	48,000.00	APPLEBEES INTL INC COM	1,053,979	1,304,640
	28,000.00	CARNIVAL CORP COM	1,116,019	1,368,920
	21,300.00	MCDONALDS CORP COM	439,383	1,028,364
			2,609,381	3,701,924	2.16%

Media	30,000.00	DISNEY WALT CO COM	701,268	1,049,400
	5,000.00	GANNETT INC COM	284,075	285,300
	500.00	GRUPO TELEVISA SA DE SP AD	14,363	13,950
	55,000.00	NEWS CORP CL B	958,567	1,320,000
			1,958,273	2,668,650	1.56%

Retailing	5,000.00	AARON RENTS INC COM	102,044	141,850
	3,000.00	AMERN EAGLE OUTFIT NEW COM	88,763	86,610
	30,000.00	HOME DEPOT INC COM	1,027,660	1,136,100
	1,500.00	MEN'S WEARHOUSE	67,242	63,630
	2,000.00	TARGET CORP COM	119,780	117,880
			1,405,489	1,546,070	0.90%

Automobiles & Components	10,000.00	GENERAL MTRS CORP COM	322,723	312,300
	1,750.00	TOYOTA MTR CP ADS	220,156	212,110
			542,879	524,410	0.31%

TOTAL CONSUMER DISCRETIONARY			7,108,605	9,475,268	5.54%

CONSUMER STAPLES
Food & Staples Retailing	5,000.00	BLUE SQUARE ISRAEL ADS	87,963	86,250
	2,000.00	COSTCO COMPANIES INC COM	105,322	107,140
	50,000.00	KROGER CO COM	812,240	1,475,500
	32,000.00	SAFEWAY INC COM NEW	598,650	1,161,600
	3,000.00	SYSCO CORP COM	88,555	98,220
			1,692,730	2,928,710	1.71%

Food, Beverage & Tobacco	10,000.00	ANHEUSER BUSCH COS INC COM	444,333	491,900
	10,000.00	CADBURY SCHWEPPES PLC ADR	320,147	530,500
	1,000.00	CAMPBELL SOUP CO COM	34,245	39,100
	22,000.00	COCA COLA CO COM	910,468	1,148,180
	33,421.00	DEL MONTE FOODS CO COM	293,012	387,683
	10,000.00	DIAGEO P L C SPON ADR NEW	584,721	844,000
	12,500.00	GENERAL MLS INC COM	615,776	748,750
	10,000.00	GROUP DANONE ADS	302,506	331,800
	11,900.00	HEINZ H J CO COM	399,291	560,609
	15,000.00	KRAFT FOODS INC CL A	468,420	502,050
	12,300.00	NESTLE S A SPONSORED ADR	201,834	1,222,534
	4,000.00	PEPSICO INC COM	216,824	262,920
	3,500.00	SADIA	126,325	149,205
	4,000.00	UST INC	219,273	224,020
			5,137,175	7,443,251	4.35%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2007

Sectors and Industries	Shares Held	Company Name	Cost	Market Value	Percent of Net Assets

Household & Personal Products	40,000.00	AVON PRODS INC COM	$1,091,907	$1,592,000
	14,000.00	PROCTER & GAMBLE CO COM	892,366	901,100
			1,984,273	2,493,100	1.46%

TOTAL CONSUMER STAPLES			8,814,178	12,865,061	7.52%

ENERGY
Energy	30,000.00	ADVANTAGE ENERGY INCOM TR	345,877	340,200
	18,000.00	BP PLC SPONSORED ADR	1,115,427	1,211,760
	3,000.00	BP PRUDHOE BAY ROYALTY TR	181,391	188,490
	6,200.00	CHEVRON CORP	223,257	482,298
	21,292.00	CONOCOPHILLIPS COM	600,414	1,476,600
	3,500.00	DEVON ENERGY CORP NEW COM	239,902	255,045
	5,000.00	DOUBLE HULL TANKERS COM	75,018	79,650
	25,340.00	ENTERPRISE PRODS PARTN COM	470,956	822,283
	7,104.00	EXXON MOBIL CORP COM	309,274	563,916
	500.00	FRONTIER OIL CORP COM	17,363	17,665
	5,000.00	GENERAL MARITIME CORP SHS	171,432	137,250
	3,000.00	KNIGHTSBRIDGE TANKERS ORD	78,032	87,480
	100.00	MARATHON OIL CORP COM	6,931	10,155
	3,000.00	NORDIC AMERICAN TANKER COM	115,277	115,560
	2,000.00	OVERSEAS SHIPHOLDNG GP COM	126,357	137,300
	4,000.00	PETROLEUM & RES CORP COM	132,543	145,760
	10,000.00	PRECISION DRILLING TR TR U	202,512	239,900
	5,000.00	PRIDE INTL INC DEL COM	148,125	160,800
	3,500.00	ROYAL DUTCH SHELL ADR A	187,274	242,725
	8,792.00	ROYAL DUTCH SHELL ADR B	431,360	621,682
	3,000.00	SAN JUAN BASIN ROYALTY TRU	91,143	95,760
	1,500.00	SPECTRA ENERGY	42,619	39,150
	4,750.00	SUNCOR ENERGY INC COM	366,747	354,175
	2,500.00	SUPERIOR ENERGY SERVICES	79,725	84,325
	4,500.00	TENARIS S A SPONSORED ADR	218,977	208,620
	14,500.00	TEPPCO PARTNERS L P UT LTD	455,590	660,475
	6,000.00	TIDEWATER INC COM	316,997	366,860
	2,088.00	WEATHERFORD INTL LTD COM	97,153	93,599
TOTAL ENERGY			6,847,673	9,239,483	5.40%

FINANCIALS
Banks	16,000.00	BANK OF AMERICA CORP COM	776,364	811,950
	9,550.00	COMERICA INC COM	474,885	591,241
	50,000.00	HUDSON CITY BANCORP COM	668,276	666,000
	250.00	ICICI BANK	9,452	10,080
	2,500.00	INDYMAC BANCORP INC COM	114,196	73,725
	10,000.00	POPULAR INC COM	168,850	168,100
	16,200.00	US BANCORP DEL COM NEW	318,466	556,470
	1,500.00	WASHINGTON MUT INC COM	61,113	62,970
	1,000.00	WELLS FARGO & CO DEL COM	29,330	35,890
			2,620,932	2,976,426	1.74%

Diversified Financials	23,800.00	ALLIANCE BERNSTEIN HLDG UN	1,124,767	2,163,598
	14,000.00	ALLIED CAP CORP COM	436,455	404,600
	500.00	BEAR STEARNS COS INC COM	81,003	77,850
	4,500.00	BROOKFIELD ASSET MANAGEMEN	128,037	251,675
	8,133.00	CITIGROUP INC COM	295,171	436,091
	10,064.00	HSBC HLDGS PLC SPON ADR NE	756,535	926,811

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2007

Sectors and Industries	Shares Held	Company Name	Cost	Market Value	Percent of Net Assets

	2,500.00	INTERNATIONAL SECS EXC CL	$120,782	$135,225
	5,000.00	INVESTOOLS INC	49,936	58,150
	10,000.00	J P MORGAN CHASE & CO COM	353,770	521,000
	5,000.00	LLOYDS TSB GROUP PLC SPONS	205,944	233,100
	50.00	MOODYS CORP COM	3,274	3,306
	7,500.00	MORGAN STANLEY COM NEW	393,135	630,075
	2,000.00	NYSE EURONEXT	200,551	168,660
			4,149,360	6,010,141	3.51%

Insurance	12,000.00	AMERICAN INTL GROUP COM	832,373	834,020
	2.00	BERKSHIRE HATHAWAY A	218,700	218,400
	3,000.00	LOEWS CORP	130,547	138,860
	12,000.00	MANULIFE FINL CORP COM	367,775	433,320
	40,000.00	MARSH & MCLENNAN COS COM	1,154,788	1,270,400
	4,000.00	PRUDENTIAL FINL INC COM	330,023	374,200
			3,034,206	3,269,200	1.91%

Real Estate	12,000.00	CAPITALSOURCE INC COM	327,557	309,090
	3,000.00	NEW CENTURY FINANCIAL COM	128,820	2,670
			456,377	311,760	0.18%

TOTAL FINANCIALS			10,260,875	12,567,527	7.34%

HEALTH CARE
Health Care Equipment &	10,666.00	AMEDISYS INC COM	316,970	328,879
Services	5,000.00	BARD C R INC COM	206,257	415,650
	3,000.00	BAXTER INTL INC COM	150,258	157,290
	9,500.00	CIGNA CORP COM	658,218	1,457,505
	500.00	COVENTRY HEALTH CARE COM	28,213	28,915
	12,000.00	ERESEARCHTECHNOLOGY COM	161,375	104,040
	8,400.00	LABORATORY AMER HLDGS COM	375,170	663,096
	2,500.00	PEDIATRIX MED GROUP COM	116,869	142,625
	7,000.00	QUEST DIAGNOSTICS INC COM	322,209	341,230
	550.00	UNITEDHEALTH GROUP INC COM	27,866	29,183
	2,000.00	WELLCARE HEALTH PLANS	169,773	159,380
			2,533,178	3,827,793	2.24%

Pharmaceuticals &	12,000.00	AMGEN INC COM	728,796	756,030
Biotechnology	3,000.00	BIOVAIL CORP.	59,573	65,220
	40,000.00	BRISTOL MYERS SQUIBB COM	965,578	1,154,400
	10,000.00	FOREST LABS INC COM	398,899	532,100
	5,500.00	GILEAD SCIENCES INC COM	335,332	403,060
	7,500.00	GLAXOSMITHKLINE PLC SPONSO	387,802	433,350
	10,000.00	JOHNSON & JOHNSON COM	608,249	642,200
	500.00	LIFECELL CORP	14,393	14,325
	500.00	MATRIXX INITIATIVES COM	12,376	9,000
	30,000.00	MERCK & CO INC COM	827,577	1,543,200
	10,000.00	NOVARTIS A G SPONSORED ADR	504,075	580,900
	1,000.00	PDL BIOPHARMA INC COM	31,315	25,260
	30,100.00	PFIZER INC COM	812,583	795,321
	5,000.00	SANGAMO BIOSCIENCES	38,736	35,900

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2007

Sectors and Industries	Shares Held	Company Name	Cost	Market Value	Percent of Net Assets

	40,000.00	SCHERING PLOUGH CORP COM	$793,811	$1,269,200
	11,500.00	SCIELE PHARMA INC COM	260,885	279,980
	12,500.00	WYETH COM	555,515	693,750
			7,335,495	9,233,196	5.40%

TOTAL HEALTH CARE			9,868,673	13,060,989	7.64%

INDUSTRIALS
Capital Goods	2,000.00	AERCAP HOLDINGS	54,998	58,340
	4,500.00	CERADYNE INC COM	247,904	259,825
	7,500.00	DRS TECHNOLOGIES INC COM	215,334	377,325
	5,000.00	FORCE PROTECTION	120,477	108,500
	7,000.00	GENERAL DYNAMICS CORP COM	335,505	549,500
	23,000.00	GENERAL ELEC CO COM	673,252	847,780
	2,200.00	KUBOTA CORP ADR	104,760	105,160
	7,500.00	L-3 COMMUNICATNS HLDGS COM	540,465	673,725
	42,655.00	OWENS CORNING	1,545,268	1,307,376
	1,500.00	PARKER HANNIFIN CORP COM	138,573	138,210
	2,500.00	PRECISION CASTPARTS CORP	244,232	253,225
	40,000.00	TYCO INTL LTD NEW COM	724,965	1,305,200
			4,945,733	5,984,166	3.50%

Commercial Services & Supplies	3,000.00	CINTAS	109,240	110,710
	5,000.00	PORTFOLIO RECOVERY ASSOC C	208,309	278,250
	6,500.00	STERICYCLE INC COM	444,240	559,110
			761,789	948,070	0.56%

Transportation	10,000.00	CONTINENTAL AIRLINES	361,984	365,600	0.21%

TOTAL INDUSTRIALS			6,069,506	7,297,836	4.27%

INFORMATION TECHNOLOGY
Software & Services	200.00	CACI INTL INC CL A	9,943	9,146
	100.00	COGNIZANT TECHNOLOGY SOLUT	7,825	8,940
	2,950.00	GLOBAL SOURCES	48,941	50,475
	53,000.00	MICROSOFT CORP COM	1,410,540	1,586,820
	8,500.00	ORACLE CORP COM	112,350	156,050
			1,589,599	1,811,431	1.06%

Technology Hardware &	5,750.00	CANON INC ADR	233,352	322,350
Equipment	2,500.00	CISCO SYS INC COM	64,778	66,850
	15,000.00	FOUNDRY NETWORKS INC COM	169,556	226,800
	15,000.00	HEWLETT PACKARD CO COM	365,950	632,100
	10,000.00	INTERNATIONAL BUS MACH COM	728,412	1,022,100
	5,000.00	MOTOROLA INC COM	98,037	86,400
	500.00	SEAGATE TECHNOLOGY SHS	13,030	11,075
			1,673,115	2,367,675	1.38%

Semiconductors &	500.00	LAM RESEARCH CORP	27,068	26,890
Semiconductor Equipment	500.00	NVIDIA CORP COM	17,076	16,445
			44,144	43,335	0.03%

TOTAL INFORMATION TECHNOLOGY			3,306,858	4,222,441	2.47%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2007

Sectors and Industries	Shares Held	Company Name	Cost	Market Value	Percent of Net Assets

MATERIALS
Materials	10,000.00	ALLIANCE RES PARTNR LP UT	$121,950	$397,200
	500.00	ANGLO AMERN PLC ADR	5,901	13,195
	4,000.00	BHP BILLITON LTD SPONSORED	177,745	193,660
	500.00	CEMEX S A SPON ADR 5 ORD	17,398	16,200
	3,000.00	COMPANHIA SIDERURGICA	124,781	128,330
	2,500.00	MACQUARIE INFRASTRUCTURE	89,255	106,450
	5,000.00	NUCOR CORP COM	300,417	316,110
	6,000.00	SOUTHERN COPPER CORP	438,019	456,150
TOTAL MATERIALS			1,275,466	1,627,295	0.95%

TELECOMMUNICATION SERVICES
Telecommunication Services	6,000.00	AMERICA MOVIL SA DE CV SPO	276,363	310,180
	10,000.00	AT&T CORP COM	335,778	387,200
	5,000.00	BT GROUP	285,933	314,750
	1,300.00	CHINA MOBILE HONG KONG SPO	60,105	58,513
	7,500.00	CHUNGHWA TELECOM CO SPONSO	136,617	149,250
	2,400.00	MILLICOM INTL CELLULAR	186,721	187,044
	10,000.00	MOBILE TELESYS OJSC SPONSO	456,142	541,140
	17,500.00	PARTNER COMMUNICATIONS	269,459	282,125
	1,500.00	SK TELECOM LTD SPONSORED A	28,945	37,245
	10,000.00	TELECOMUNCA DE SAO PAU SPO	193,980	266,700
	10,000.00	VERIZON COMMUNICATIONS COM	296,520	381,800
TOTAL TELECOMMUNICATION SERVICES			2,526,563	2,915,947	1.71%

UTILITIES
Utilities	4,000.00	AMERIGAS PARTNERS L P UNIT	124,334	151,800
	3,000.00	CENTERPOINT ENERGY	55,515	56,490
	10,000.00	COMPANHIA DE SANEAMENTO SP	201,178	345,500
	7,000.00	DOMINION RES INC VA COM	460,221	635,800
	3,000.00	DUKE ENERGY CORP COM	59,122	61,560
	12,500.00	ENDESA NACIONAL ELEC SPONS	465,263	682,750
	22,500.00	EXELON CORP COM	738,199	1,696,725
	2,000.00	MIRANT	78,668	82,340
	15,500.00	ONEOK INC NEW COM	301,714	750,355
	7,500.00	QUESTAR CORP COM	234,832	728,475
	65,000.00	TECO ENERGY INC COM	931,803	1,166,750
			3,650,849	6,358,545	3.72%

TOTAL INVESTMENTS IN COMMON STOCKS			$59,729,246	79,630,392	46.56%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2007

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

PREFERRED STOCKS:
BLUE WATER TR I	10	$ 1,001,109	$ 1,000,000
LEARNINGSTATION.COM	1,224,661	500,000	300,000

TOTAL INVESTMENTS IN PREFERRED STOCKS		$ 1,501,109	1,300,000	0.76%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2007

			Market	Percent of
Industries	Company Name	Cost	Value	Net Assets

Short-term Investments	Evergreen Money Market Fund	$ 8,562,994	$ 8,562,994

Total Short-term Investments		$ 8,562,994	8,562,994	5.01%

TOTAL INVESTMENTS - MARKET VALUE			$ 155,653,875	91.02%

Aggregate gross unrealized appreciation of security values			$ 38,317,203
Aggregate gross unrealized depreciation of security values			(2,033,403)
Net appreciation of security values			36,283,800
Tax cost of securities			119,370,075

Total market value of securities			$ 155,653,875

BMC FUND, INC.	SCHEDULE II
INVESTMENTS IN AFFILIATES (Unaudited)
April 30, 2007

	Number of	Amount of Equity
	Shares Held At	In Net Profit	Amount of	Value at
	April 30,	And Loss for the	Dividends	April 30,
Issuer	2007	Period	(1)	2007

Broyhill Industries, Inc. - wholly owned
subsidiary	1,000	$ (15,048)	$ -	$ 567,191

P. B. Realty, Inc. - wholly owned
subsidiary	1,000	294,780	-	12,815,973

TOTAL		$ 279,732	$ -	$ 13,383,164

(1)
All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item. 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed
under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End
Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief
Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment
Company Act of 1940. Based upon the evaluation, the Chief Executive
Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) N/A

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date: June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Paul H. Broyhill
Paul H. Broyhill
Chief Executive Officer

Date: June 21, 2007

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date: June 21, 2007